Cash Distributions (Tables)	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Schedule of Cash Distributions to Unitholders
If for any quarter EQM has distributed available cash from operating surplus to the common unitholders in an amount equal to EQM's minimum quarterly distribution; then, EQM will distribute any additional available cash from operating surplus for that quarter among the unitholders and the EQM General Partner in the following manner:

	Total Quarterly Distribution per	Marginal Percentage Interest in Distributions
	Unit Target Amount	Unitholders	General Partner
Minimum Quarterly Distribution	$0.35	98.2%	1.8%
First Target Distribution	Above $0.3500 up to $0.4025	98.2%	1.8%
Second Target Distribution	Above $0.4025 up to $0.4375	85.2%	14.8%
Third Target Distribution	Above $0.4375 up to $0.5250	75.2%	24.8%
Thereafter	Above $0.5250	50.2%	49.8%